DEPOSITS	12 Months Ended
Dec. 31, 2012
DEPOSITS [Abstract]
DEPOSITS
NOTE 8 – DEPOSITS

A summary of interest expense on deposits for the years ended December 31 follows:

	2012	2011	2010
	(In thousands)
Savings and interest bearing checking	$1,830	$2,263	$2,829
Time deposits under $100,000	4,838	10,349	22,204
Time deposits of $100,000 or more	2,245	2,645	3,131
Total	$8,913	$15,257	$28,164

Aggregate time deposits in denominations of $100,000 or more amounted to $146.4 million and $188.6 million at December 31, 2012 and 2011, respectively.

A summary of the maturity of time deposits at December 31, 2012, follows:

(In thousands)

2013	$285,433
2014	74,529
2015	27,054
2016	19,986
2017	11,183
2018 and thereafter	743
Total	$418,928

Time deposits acquired through broker relationships totaled $14.6 million and $13.8 million at December 31, 2012 and 2011, respectively.

Reciprocal deposits totaled $33.2 million and $28.5 million at December 31, 2012 and 2011, respectively. These deposits represent demand, money market and time deposits from our customers that have been placed through Promontory Interfinancial Network's Insured Cash Sweep® service and Certificate of Deposit Account Registry Service®. These services allow our customers to access multi-million dollar FDIC deposit insurance on deposit balances greater than the standard FDIC insurance maximum.

A summary of reciprocal deposits at December 31 follows:

	2012	2011
	(In thousands)
Demand	$545	$-
Money market	700	-
Time	31,997	28,508
Total	$33,242	$28,508